Fair Value (Tables)	6 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Carrying Value and Fair Value Liabilities
	September 30, 2018		September 30, 2019
Liabilities	Carrying Value	Fair Value	Carrying Value	Fair Value
Red Fish Blue Fish Term Loan	$40,471	$42,677	$41,546	$44,160
Aperture Term Loan	3,184	3,482	—	—
JPMorgan Credit Facility	249,223	257,560	216,608	222,448
P&A Facility	17,712	18,000	9,794	10,000

	March 31, 2020
Liabilities	Carrying Value	Fair Value
Red Fish Blue Fish Term Loan	$42,092	$44,974
JPMorgan Credit Facility	225,989	230,369